CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Aug. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	180,000,000	900,000,000	180,000,000
Common stock, shares issued	11,839,304		11,275,788	34,795,313
Common stock, shares outstanding	11,839,304		11,275,788	34,795,313